FINANCIAL RISK MANAGEMENT - MARKET RISK - OTHER PRICE RISK (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	¥ 0	$ 0	¥ 0	¥ 0
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (Decrease) expected price of equity investments (as percent)	5.00%	5.00%	5.00%
Other comprehensive income	¥ 14,161,000		¥ 13,164,000